INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
Note 3: Inventories
Inventories at December 31, 2022 and 2021 consist of the following:

	December 31, 2022	December 31, 2021
Raw materials and supplies	$1,011,421	$864,771
Work-in-process	15,213	69,435
Finished goods	239,051	471,677

	1,265,685	1,405,883
Less inventory reserve	(292,990)	(995,785)

Total	$972,695	$410,098

The Company wrote down inventory due to scrap of $444,679 and nil during the years ended
December
31, 2022 and 2021, respectively.